Organization and Principal Activities (Details) - Schedule of Loss Per Share - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Before Adjustment [Member]
Net loss per share attributable to shareholders of the Company
- Basic	$ (0.09)	$ (0.23)
- Diluted	$ (0.09)	$ (0.23)
Weighted average shares used in calculating net loss per share
- Basic	139,829,193	139,829,193
- Diluted	139,829,193	139,829,193
After Adjustment [Member]
Net loss per share attributable to shareholders of the Company
- Basic	$ (0.42)	$ (1.07)
- Diluted	$ (0.42)	$ (1.07)
Weighted average shares used in calculating net loss per share
- Basic	30,000,000	30,000,000
- Diluted	30,000,000	30,000,000